Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of operating segment

	White button mushroom	Compost III	Mushroom powder seasonings	Corporate	Eliminations	Total
March 31, 2025
Net operating revenues:
Third party	$393,648	$111,778	$1,081,718	$-	$-	$1,587,144
Intersegment	993,081	207,498	-	-	(1,200,579)	-
Total net operating revenues	1,386,729	319,276	1,081,718	-	-	(2,787,723)
Cost of goods sold	(200,137)	(146,568)	(1,159,507)	-	-	(1,506,212)
Intersegment cost of goods sold	(207,498)	-	(228,978)	-	436,476	-
Total net operating cost	(407,635)	(146,568)	(1,388,485)	-	-	(1,942,688)
Selling, general administrative expenses	(44,758)	(6,468)	(211,123)	(26,981)	-	(289,330)
Research and development	(36,755)	(29,568)	-	-	-	(66,323)
Operating income (loss)	111,998	(70,826)	(288,912)	(26,981)	-	(274,721)
Interest income (expense)	(89,930)	(10,084)	(30,388)			(130,402)
Other income (loss) — net	31,194	83,727	14,049			128,970
Income before income taxes	$53,262	$2,817	$(305,251)	$(26,981)	$-	$(276,153)

	White button mushroom	Compost III	Mushroom powder seasonings	Corporate	Eliminations	Total
March 31, 2024
Net operating revenues:
Third party	$1,684,796	$693,485	$-	$-	$-	$2,378,281
Intersegment	-	284,870	-	-	(284,870)	-
Total net operating revenues	1,684,796	978,355	-	-	-	2,663,151
Cost of goods sold	(1,115,321)	(908,559)	(445,034)	-	-	(2,468,914)
Intersegment cost of goods sold	(284,870)	-	-	-	284,870	-
Total net operating cost	(1,400,191)	(908,559)	(445,034)	-	-	(2,753,784)
Selling, general administrative expenses	(82,736)	(9,371)	(216,269)	(9,940)	-	(318,316)
Research and development	(49,829)	(37,529)	(43,730)	-	-	(131,088)
Operating income (loss)	436,910	(261,974)	(705,033)	(9,940)	-	(540,037)
Interest income (expense)	(104,458)	(10,521)	(35,339)	831	-	(149,487)
Other income (loss) — net	25,875	(146,320)	24,481	-	-	(95,964)
Income before income taxes	$358,327	$(418,815)	$(715,891)	$(9,109)	$-	$(785,488)

	White button mushroom	Compost III	Mushroom powder seasonings	Corporate	Eliminations*	Total
Year Ended December 31, 2024
Net operating revenues:
Third party	$5,858,322	$2,884,364	$3,939,645	$-	$-	$12,682,330
Intersegment	4,588,702	3,270,725	881,232	205,000	(8,945,659)	-
Total net operating revenues	10,447,024	6,155,089	4,820,877	-	-	21,422,990
Cost of goods sold	(3,384,118)	(631,830)	(5,119,049)	-	-	(9,134,997)
Intersegment cost	(4,574,213)	(3,418,261)	(576,657)	-	8,569,131	-
Total net operating cost	(7,958,331)	(4,050,091)	(5,695,707)	-	-	(17,704,129)
Selling, general administrative expenses	(177,926)	(28,973)	(796,019)	(148,008)	-	(1,150,927)
Intersegment G&A expenses	(32,745)	(32,855)	-	-	65,600	-
Research and development	(340,309)	(163,516)	(204,929)	-	-	(708,754)
Operating income (loss)	1,955,969	2,060,044	(2,180,353)	(148,008)	-	1,687,652
Interest expense	(328,571)	(42,686)	(281,857)	-	-	(653,114)
Other income (loss) — net	7,576	22,167	182,741	831		213,315
Income before income taxes	$1,634,974	$2,039,525	$(2,279,470)	(147,177)	$-	$1,247,853

Other segment information:
Property, plant and equipment - net	$2,090,501	$724,851	$14,368,418	$422	$-	$17,184,192
Depreciation and amortization	$162,836	$62,114	$1,540,719	$260	$-	$1,765,929